Investments (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Proceeds from sales	$ 438,984	$ 320,471	$ 278,234
Gross realized gains	23,898	11,995	10,309
Gross realized losses	$ 11,173	$ 4,046	$ 6,701
Other information
Average period of time for which securities were traded continuously at a price below book value for securities sold at a loss	12 months